Issuance of Common Stock, Warrants and Convertible Preferred Stock (Details Narrative) (10K) - USD ($)					1 Months Ended										2 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 15, 2017	Oct. 18, 2016	Oct. 18, 2016	Apr. 04, 2016	Jun. 30, 2017	Mar. 31, 2017	Jul. 31, 2016	Jun. 22, 2016	Jun. 03, 2016	Nov. 30, 2015	Oct. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jun. 02, 2017	Jun. 17, 2016	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 16, 2017
Reverse stock split	3-for-1 reverse stock split	20-for-1 reverse stock split	1-for-20 reverse stock split of the Company’s common stock effected on October 18, 2016 and the 1-for-3 reverse stock split of the Company’s common stock effected on June 15, 2017.
Value of shares issued to employees																				$ 374,687	$ 140,370
Stock based compensation expense																		$ 279,322	$ 157,408	374,687	$ 140,370
Number of units issued for service value																		$ 305,300		284,278
Issuance of common stock								666,667							400,019			576,923
Number of shares issued, value								$ 2,000,000										$ 58,500		$ 3,016,238
Number of common stock exercises shares															400,019							40,834
Debt issuance cost								$ 23,762
Preferred stock, authorized					3,000													3,000		3,000	3,000
Number of units issued for services, value																					$ 671,975
Number of units issued for cancellation outstanding indebtedness																50
Number of units issued for cancellation outstanding indebtedness, value																$ 50,000
Outstanding indebtedness net of issuance costs					$ 2,006,137													$ 2,006,137
Beneficial conversation feature																				$ 228,550
Series A Convertible Preferred Stock [Member]
Conversion of stock																				11,112
Preferred stock, authorized																				3,000
Preferred stock fixed conversion price																				$ 4.50
Preferred stock dividend rate, percentage																	8.00%
8% Convertible Promissory Notes [Member]
Conversion of stock issued																				295,513
Conversion of stock amount issued																				$ 1,152,499
Common Stock to Employees [Member]
Issuance of common stock																				266,667
Number of shares issued, value																				$ 1,040,000
Warrant [Member]
Issuance of common stock								666,667										400,019		266,667
Number of common stock exercises shares					40,834													40,834		188,261
Number of common stock exercises shares, value																				$ 734,216
Conversion of stock amount issued																				1,435,639
Fair value of warrants																				$ 2,010,502
Preferred Stock [Member]
Conversion of stock issued																				672
Conversion of stock																				177,000
Series A Convertible Preferred Stock [Member]
Issuance of common stock				1
Number of shares issued upon accrued and unpaid dividends							4,268
Number of shares issued upon accrued and unpaid dividends, value							$ 17,759
Number of units issued																972
Number of units issued, value																$ 972,000
Outstanding indebtedness net of issuance costs																$ 69,528
Preferred stock stated value																$ 1,000
Preferred stock fixed conversion price																$ 4.50
Description of participation rights																Dividends are payable quarterly in arrears at the Company’s option either in cash or “in kind” in shares of Common Stock; provided, however that dividends may only be paid in cash following the fiscal year in which the Company has net income (as shown in its audited financial statements contained in its Annual Report on Form 10-K for such year) of at least $500,000, to the extent permitted under applicable law out of funds legally available therefore. For ‘in-kind” dividends, holders will receive that number of shares of Common Stock equal to (i) the amount of the dividend payment due such stockholder divided by (ii) 90% of the average of the per share market values during the twenty (20) trading days immediately preceding a dividend date.
Description of liquidation rights																In the event of any voluntary or involuntary liquidation, dissolution or winding up, or sale of the Company, each holder of Series A Preferred shall be entitled to receive its pro rata portion of an aggregate payment equal to: (i) $1,000 multiplied by (ii) the total number of shares of Series A Preferred Stock issued under the Series A Certificate of Designation multiplied by (iii) 2.5.
Series A Convertible Preferred Stock [Member] | Cash Purchase [Member]
Number of units issued																499
Number of units issued, value																$ 499,000
Eight Third-Party Consultants [Member]
Number of common stock shares issued for service rendered																				38,395
Number of units issued for service value																				$ 284,277
Third-Party Consultants [Member] | Management Consulting Agreements [Member]
Number of common stock shares issued for service rendered										1,500											834
Number of units issued for service value										$ 17,100											$ 10,500
Consultant [Member] | Management Consulting Agreements [Member]
Number of common stock shares issued for service rendered											1,667
Number of units issued for service value											$ 45,000
Two Third-Party Consultants [Member]
Number of common stock shares issued for service rendered												2,250	3,750	625
Number of units issued for service value												$ 128,250	$ 479,250	$ 65,625
Employees [Member]
Number of shares issued to employees					2,716	575						750								21,167
Value of shares issued to employees					$ 15,943	$ 2,517						$ 42,750								$ 153,996
Stock based compensation expense																				$ 220,691
MR Group I, LLC [Member] | 14% Secured Convertible Promissory Note [Member] | Exchange Agreement [Member]
Debt conversion amount									$ 196,503
Number of shares issued upon debt conversion									114,625
Officers [Member]
Number of units issued for services				423												423
Number of units issued for services, value																$ 423,000